Consolidated Statements of Changes in Stockholders’ Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Unallocated Common Stock Heldby ESOP [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Jun. 30, 2012 (Scenario, Previously Reported [Member])	$ 562,000	$ 24,214,000	$ 22,067,000	$ (1,096,000)	$ (4,768,000)	$ (101,000)	$ 40,878,000
Restatement adjustment			(122,000)				(122,000)
Balance (Restatement Adjustment [Member])			21,945,000				40,756,000
Net income (loss)			(1,385,000)				(1,385,000)
Other comprehensive income (loss), net of tax						68,000	68,000
Allocation of ESOP stock		(58,000)		169,000			111,000
Treasury stock repurchased (74,855 Shares)					(476,000)		(476,000)
Stock-based compensation		317,000					317,000
Balance (Restatement Adjustment [Member])	562,000	24,473,000	20,560,000	(927,000)	(5,244,000)	(33,000)	39,391,000
Net income (loss)			988,000				988,000
Other comprehensive income (loss), net of tax						(2,000)	(2,000)
Allocation of ESOP stock		(37,000)		168,000			131,000
Stock-based compensation		180,000					180,000
Balance (Restatement Adjustment [Member])	562,000	24,616,000	21,548,000	(759,000)	(5,244,000)	(35,000)	40,688,000
Net income (loss)			218,000				218,000
Other comprehensive income (loss), net of tax						(39,000)	(39,000)
Allocation of ESOP stock		(9,000)		85,000			76,000
Stock-based compensation		82,000					82,000
Balance at Dec. 31, 2014	$ 562,000	$ 24,689,000	$ 21,766,000	$ (674,000)	$ (5,244,000)	$ (74,000)	$ 41,025,000